THE UNION CENTRAL LIFE INSURANCE COMPANY
                             ("Union Central Life")

                             CARILLON LIFE ACCOUNT
                                CARILLON ACCOUNT
                             ("Separate Accounts")

                                 Supplement to:

                                Excel Choice VUL
                               Executive Edge VUL
                      Prospectuses Dated November 5, 2007

                             Excel Accumulator VUL
                          Prospectus Dated May 1, 2008

                            VA I, VA II and VA II SA
                         Prospectuses Dated May 1, 2009

                             Excel Performance VUL
                                Advantage VA III
                         Prospectuses Dated May 1, 2010

                       Supplement Dated September 3, 2010


Effective June 30, 2010, Global Thematic Partners, LLC became the Subadviser for the DWS Global Thematic VIP Portfolio. The portfolio objectives chart in your prospectus is updated for this information.


Please see the DWS Global Thematic VIP Portfolio prospectus, as supplemented, for more information.


All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

    If you do not have a current prospectus, please contact Union Central at
                                1-800-319-6902.